FAIR VALUE MEASUREMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt, measurement input percentage	0	0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt, measurement input percentage	66.7	160.8
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt, measurement input percentage	0.09	1.55
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt, measurement expected term	3 months	3 months
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible debt, measurement input percentage	20	20